EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2022 and 2021, we have the following participation in investments that are recorded using the equity method:

	2022	2021
Egyptian Company for Gas Services S.A.E (“ECGS”)	50.0%	50.0%
Avenir LNG Limited (“Avenir”)	23.5%	23.5%
CoolCo	8.3%	—%
Aqualung Carbon Capture AS (“Aqualung”)	4.4%	—%

The carrying amounts of our equity method investments as of December 31, 2022 and 2021 are as follows:

(in thousands of $)	2022	2021
CoolCo	55,439	—
Avenir	41,790	47,913
ECGS	4,503	4,302
Aqualung	2,376	—
Equity method investments	104,108	52,215
The components of our equity method investments are as follows:

(in thousands of $)	2022	2021
Balance as of January 1,	52,215	44,385
Additions	129,662	6,750
Net income	19,041	1,080
Guarantee fee	1,708	—
Employee stock compensation	127	—
Share of other comprehensive losses	(797)	—
Proceeds from disposal	(97,848)	—
Balance as of December 31,	104,108	52,215
Summarized financial information of our equity method investments shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2022
	CoolCo	ECGS	Avenir	Aqualung
Balance Sheet
Current assets	145,338	36,504	34,028	5,900
Non-current assets	1,912,723	97	270,177	159
Current liabilities	(278,589)	(25,501)	(69,509)	(359)
Non-current liabilities	(1,063,959)	(931)	(92,694)	—

Statement of Operations
Revenue	256,434	58,680	62,875	245
Net income/(loss)	110,744	713	(16,217)	(2,830)

(in thousands of $)	December 31, 2021
	CoolCo	ECGS	Avenir	Aqualung
Balance Sheet
Current assets	79,293	41,690	59,741	73
Non-current assets	1,387,215	107	208,949	—
Current liabilities	(417,453)	(31,028)	(38,557)	(70)
Non-current liabilities	(306,000)	(931)	(66,179)	—

Statement of Operations
Revenue	171,919	80,972	16,538	—
Net (loss)/income	48,368	55	7,119	(472)